Shareholder Fees - Class I2 - Transamerica International Small Cap Value - I2	Mar. 01, 2021
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	none